PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	6 Months Ended
Jun. 30, 2026
Payables and Accruals [Abstract]
SCHEDULE OF PREPAID EXPENSES

Prepaid expenses and other current assets consisted of the following:

	As of
	June 30, 2026	December 31, 2025
Prepayment to vendors	$2,437,313	$2,588,734
VAT input tax	486,247	511,027
Rent deposit	149,356	107,952
Prepaid service fees	174,136	95,680
Advances to non-director/officer employees	11,051	58,633
Others	23,759	4,856
Prepaid expenses and other current assets	$3,281,862	$3,366,882